UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural
Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2005

Date of reporting period:	11/30/2004

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Jennison Natural Resources Fund, Inc.

NOVEMBER 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

January 14, 2005

We hope that you find the semiannual report for the Jennison Natural Resources Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison Natural Resources Fund, Inc.

Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Natural Resources Fund, Inc. (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 11/30/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	27.58%	40.53%	168.87%	321.07%	385.13%
Class B	27.13	39.49	158.98	290.78	390.97 (390.21)
Class C	27.13	39.49	158.98	290.78	262.26
Class Z	27.75	40.83	172.42	N/A	182.35
MSCI World ND Index[3]	9.02	17.43	–8.03	111.61	***
S&P 500 Index[4]	5.67	12.85	–8.84	206.65	****
Lipper Natural Resources Funds Avg.[5]	27.53	47.98	121.36	281.60	*****

Average Annual Total Returns[1] as of 12/31/04
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	20.08%	17.96%	14.55%	10.57%
Class B	21.13	18.32	14.35	9.52 (9.51)
Class C	25.13	18.42	14.35	12.92
Class Z	27.36	19.63	N/A	13.05
MSCI World ND Index[3]	14.72	–2.45	8.09	***
S&P 500 Index[4]	10.87	–2.30	12.07	****
Lipper Natural Resources Funds Avg.[5]	30.16	14.26	13.77	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower, as reflected in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 9/28/87; Class C, 8/1/94; and Class Z, 9/16/96.

3The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free float-adjusted, market-capitalization index that is designed to measure global developed market equity performance. The MSCI World ND Index consists of approximately 23 developed market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States.

4The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States.

5The Lipper Natural Resources Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Natural Resources Funds category for the periods noted. Funds in the Lipper Average invest primarily in natural resources stocks. Investors cannot invest directly in an index. The returns for the MSCI World ND Index, S&P 500 Index, and Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

*** MSCI World ND Index Closest Month-End to Inception cumulative total returns as of 11/30/04 are 163.39% for Class A, 204.71% for Class B, 108.64% for Class C, and 60.03% for Class Z. MSCI World ND Index Closest Month-End to Inception average annual total returns as of 12/31/04 are 6.98% for Class A, 6.90% for Class B, 7.70% for Class C, and 6.35% for Class Z.

**** S&P 500 Index Closest Month-End to Inception cumulative total returns as of 11/30/04 are 391.04% for Class A, 444.54% for Class B, 206.80% for Class C, and 93.59% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/04 are 11.52% for Class A, 10.55% for Class B, 11.74% for Class C, and 8.80% for Class Z.

***** Lipper Average Closest Month-End to Inception cumulative total returns as of 11/30/04 are 311.24% for Class A, 337.22% for Class B, 271.04% for Class C, and 145.73% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/04 are 9.61% for Class A, 8.44% for Class B, 12.87% for Class C, and 11.04% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 11/30/04
Smith International, Inc., Energy Equipment & Services	4.9%
Weatherford International, Ltd., Energy Equipment & Services	4.8
BJ Services Co., Energy Equipment & Services	4.3
OPTI Canada, Inc., Energy Equipment & Services	2.9
Total SA, Oil & Gas	2.8

Holdings reflect only long-term investments and are subject to change.

Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 11/30/04
Energy Equipment & Services	30.7%
Metals & Mining	29.1
Oil & Gas	27.3
Industrial Conglomerates	2.8
Chemicals	2.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2004, at the beginning of the period, and held through the six-month period ended November 30, 2004.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

Jennison Natural Resources Fund, Inc.	5

be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Natural Resources Fund, Inc.		Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,276	1.21%	$6.90
	Hypothetical	$1,000	$1,019	1.21%	$6.12

Class B	Actual	$1,000	$1,271	1.96%	$11.16
	Hypothetical	$1,000	$1,015	1.96%	$9.90

Class C	Actual	$1,000	$1,271	1.96%	$11.16
	Hypothetical	$1,000	$1,015	1.96%	$9.90

Class Z	Actual	$1,000	$1,278	0.96%	$5.48
	Hypothetical	$1,000	$1,020	0.96%	$4.86

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2004, and divided by the 365 days in the Fund’s fiscal year ending May 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of November 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.7%
COMMON STOCKS 94.5%

Capital Markets 0.9%
50,000	Globaly Corp.	$1,678,097
47,000	Kobayashi Yoko Co., Ltd.	925,872
127,000	Nihon Unicom Corp.	1,877,912

		4,481,881

Chemicals 2.4%
119,100	Hokko Chemical Industry Co., Ltd.	427,530
400,100	Lyondell Chemical Co.	11,226,806

		11,654,336

Construction Materials 0.8%
3,130,000	Anhui Conch Cement Co., Ltd.	3,763,592

Energy Equipment & Services 30.7%
408,300	BJ Services Co.	20,688,561
42,400	CARBO Ceramics, Inc.	3,294,480
51,000	Cooper Cameron Corp.(a)	2,661,690
386,100	ENSCO International, Inc.	12,088,791
62,388	FMC Technologies, Inc.(a)(d)	2,049,446
48,800	Grant Prideco, Inc.(a)(d)	1,051,640
75,400	Grey Wolf, Inc.(a)(d)	414,700
23,500	Hydril Co.(a)	1,102,385
101,100	Maverick Tube Corp.(a)	3,204,870
97,800	Nabors Industries Ltd.(a)(d)	5,085,600
318,200	National-Oilwell, Inc.(a)(d)	11,518,840
137,100	Oil States International, Inc.(a)	2,792,727
1,352,818	OPTI Canada, Inc. (Class “C” Stock)(a)	21,434,835
65,000	Rowan Cos., Inc.(a)(d)	1,683,500
386,700	Smith International, Inc.(a)	23,422,419
146,200	Todco(a)	2,559,962
182,200	Transocean, Inc.(a)(d)	7,337,194
43,300	W-H Energy Services, Inc.(a)	989,838
425,200	Weatherford International Ltd.(a)	22,697,176

		146,078,654

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of November 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food Products 0.2%
79,200	Cresud S.A.C.I.F.y A. (ADR)(d)	$1,168,992

Household Durables 0.4%
99,300	Blount International, Inc.(a)	1,730,799

Industrial Conglomerates 2.8%
137,900	Phelps Dodge Corp.	13,394,227

Machinery 0.2%
180,500	Railpower Technologies Corp.(a)	851,608

Metals & Mining 29.1%
64,700	Alcoa, Inc.(d)	2,198,506
129,100	Alumina Ltd. (ADR)	2,319,927
543,600	Alumina Ltd.	2,446,319
52,400	Aluminum Corp. of China (ADR)(d)	3,327,400
47,900	Anglo American Platinum Corp., Ltd.	1,759,921
104,170	AngloGold Ashanti Ltd. (ADR)(d)	4,157,425
347,050	Aquarius Platinum Ltd.	1,548,337
96,800	Arizona Star Resource Corp.(a)	464,034
580,400	AXMIN, Inc.(a)	356,328
120,700	Cameco Corp.	11,871,549
126,011	Canico Resource Corp.(a)	1,536,655
27,600	Century Aluminum Co.(a)(d)	707,112
72,100	Coeur d’Alene Mines Corp.(a)(d)	330,939
380,700	Companhia Vale do Rio Doce (ADR)(d)	9,448,974
260,700	CONSOL Energy, Inc.	11,131,890
1,580,500	Crystallex International Corp.(a)(d)	6,005,900
632,600	Durban Roodepoort Deep Ltd. (ADR)(a)(d)	1,094,398
10,540	European Goldfields Ltd.(a)	27,922
109,900	First Quantum Minerals Ltd.(a)	1,723,758
57,200	FNX Mining Co., Inc.(a)	243,415
147,900	Freeport-McMoRan Copper & Gold, Inc. (Class B)(d)	5,787,327
190,200	Gabriel Resources Ltd.(a)	247,937
573,300	Gold Fields Ltd. (ADR)(d)	8,094,996
166,900	Gold Reserve, Inc.(a)	940,440
56,400	Golden Star Resources Ltd.(a)(d)	243,648
147,373	Harmony Gold Mining Co., Ltd.	1,576,114
280,800	Harmony Gold Mining Ltd. (ADR)(d)	2,942,784
30,700	Impala Platinum Holdings Ltd.	2,626,625
131,000	Ivanhoe Mines Ltd.(a)	934,030
151,042	Kinross Gold Corp.(a)	1,186,437

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

38,000	Korea Zinc Co., Ltd.(a)	$1,090,892
1,760,200	Lihir Gold Ltd.(a)	1,748,146
89,500	Massey Energy Co.(d)	3,143,240
343,400	Meridian Gold, Inc.(a)	6,720,338
216,500	Meridian Gold, Inc. (Toronto Exchange)(a)	4,244,241
61,100	Miramar Mining Corp.(a)	75,764
86,400	Miramar Mining Corp. (Toronto Exchange)(a)	106,815
190,500	Nelson Resources Ltd.(a)	354,068
96,400	Nevsun Resources Ltd.(a)	192,954
131,200	Newcrest Mining Ltd.	1,779,430
176,000	Newmont Mining Corp.	8,333,600
280,000	Orezone Resources, Inc.(a)	310,836
351,500	Oxus Gold PLC(a)	369,541
69,745	Pan American Silver Corp.(a)(d)	1,259,346
808,800	Peru Copper, Inc.(a)	952,290
627,700	Placer Dome, Inc.(d)	13,501,827
280,300	Platinum Group Metals Ltd.(a)	259,308
59,600	Randgold Resources Ltd. (ADR)(a)(d)	755,728
88,100	Southern Peru Copper Corp.(d)	4,186,512
608,800	Southern Platinum Corp.(a)	1,280,013
608,800	SouthernEra Diamonds, Inc.(a)	337,924
107,200	Stornoway Diamond Corp.(a)	141,545

		138,425,405

Oil & Gas 26.8%
77,012	Apache Corp.	4,163,269
128,400	Carrizo Oil & Gas, Inc.(a)(d)	1,241,628
56,200	Cheniere Energy, Inc.(a)(d)	3,195,532
157,000	Denbury Resources, Inc.(a)(d)	4,545,150
116,000	Encore Acquisition Co.(a)	4,084,360
368,500	Endeavour International Corp.(a)(d)	1,580,865
89,000	Eni S.p.A. (ADR)	10,969,250
409,100	Galaxy Energy Corp.(a)(d)	576,831
509,800	Gasco Energy, Inc.(a)(d)	1,962,730
190,600	Genoil, Inc.(a)	67,324
130,300	Houston Exploration Co.(The)(a)	7,804,970
66,920	KCS Energy, Inc.(a)	958,964
144,000	McMoRan Exploration Co.(a)(d)	2,259,360
173,300	Nexen, Inc. (Canadian Dollar)	7,632,132
25,100	Noble Energy, Inc.	1,601,129
113,000	Petroleo Brasileiro SA (ADR)(d)	4,312,080
124,973	Pioneer Natural Resources Co.	4,399,049
135,800	Quicksilver Resources, Inc.(a)(d)	4,671,520

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of November 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

165,300	Range Resources Corp.	$3,428,322
13,500	Sibneft (ADR)(a)(d)	384,750
201,700	Southwestern Energy Co.(a)	11,073,330
33,000	St. Mary Land & Exploration Co.	1,418,670
312,200	Suncor Energy, Inc.	10,855,194
21,900	Surgutneftegaz (ADR)(d)	813,804
89,100	Swift Energy Co.(a)(d)	2,703,294
61,960	Total SA	13,562,708
184,394	Trident Resources Corp. (a)(e)(f)(g) (cost $2,058,960; Purchased 12/04/03 - 8/25/04)	2,558,766
1,165,500	UTS Energy Corp.(a)	1,068,412
287,600	Western Gas Resources, Inc.	8,915,600
129,300	Western Oil Sands, Inc.(Class A)(a)	4,660,694

		127,469,687

Real Estate 0.2%
72,400	IRSA Inversiones y Representaciones S.A. (GDR)(a)(d)	755,132

	Total common stocks (cost $317,219,177)	449,774,313

PREFERRED STOCKS 0.5%

Oil & Gas 0.5%
42,900	Surgutneftegaz (ADR)(d) (cost $1,526,720)	2,445,300

Principal Amount (000)
CONVERTIBLE BONDS

Conv-Industrial
9	JCI Ltd. 11.50%, 7/15/05(a)(h)
	(cost $1,346)	16

Shares
LINKED NOTE 0.5%

Metals & Mining 0.5%
10,870	USD Palladium Linked Bank Note, zero coupon, 7/13/07 (cost $2,000,001; Purchased 6/30/03)(e)(f)(g)	2,230,902
STAPLE UNIT 0.2%

Paper & Forest Products 0.2%
83,100	TimberWest Forest Ltd.(b) (cost $625,209)	1,000,093

See Notes to Financial Statements.

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Units	Description	Value (Note 1)

WARRANTS

Metals & Mining
11,922	Pan American Silver Corp. Expiring 2/20/08 @ CAD$12(a)	$110,091

Utility—Electric
404,400	Peru Copper, Inc. Expiring 3/18/06(a)	81,625
	Total warrant units (cost $64,828)	191,716

	Total long-term investments (cost $321,437,281)	455,642,340

Shares

SHORT-TERM INVESTMENTS 24.2%

Mutual Fund 24.1%
114,992,229	Dryden Core Investment Fund - Taxable Money Market Series (cost $114,992,229; Note 3)(c)	114,992,229

Principal Amount (000)

Repurchase Agreement 0.1%
$324	State Street Bank & Trust Co. Repurchase Agreement, dated 11/30/04, .40%, due 12/1/04(i)	324,000
	Total short-term investments (cost $115,316,229)	115,316,229

	Total Investments 119.9% (cost $436,753,510; Note 5)	570,958,569
	Liabilities in excess of other assets (19.9%)	(94,721,283)

	Net Assets 100%	$476,237,286

(a)	Non-income producing security.
(b)	A Stapled Unit consists of 1 common share, 100 preferred shares, and 1 subordinate note receipt.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Securities, or a portion thereof, on loan with an aggregate market value of $92,918,785; cash collateral of $98,915,967 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Indicates a fair valued security. The aggregate value, $4,789,668, is approximately 1.0% of net assets.
(f)	Indicates illiquid securities. The aggregate cost of such securities is $4,058,961. The aggregate value of $4,789,668 is approximately 1.0% of net assets.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $4,058,961. The aggregate value of $4,789,668 is approximately 1.0% of net assets.
(h)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at November 30, 2004.
(i)	State Street Bank & Trust Repurchase Agreement, 0.40% dated 11/30/04, due 12/1/04 in the amount of $324,004 (cost $324,000; collateralized by U.S. Treasury Bond 8.875% due 2/15/19. The value of the collateral including accrued interest was $338,285).
ADR—American	Depositary Receipt
GDR—Global	Depositary Receipt

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments

as of November 30, 2004 (Unaudited) Cont’d.

The classification of portfolio holdings by country and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2004 was as follows:

†United States	99.5%
Canada	12.6
France	2.9
Australia	1.6
South Africa	1.2
Japan	1.0
Hong Kong	0.8
South Korea	0.2
United Kingdom	0.1

119.9
Liabilities in excess of other assets	(19.9)

100.0%

†	A portion of the holdings represent ADR’s.

See Notes to Financial Statements.

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Financial Statements

NOVEMBER 30, 2004	SEMIANNUAL REPORT

Jennison Natural Resources Fund, Inc.

Statement of Assets and Liabilities

as of November 30, 2004 (Unaudited)

Assets
Investments, at value, including securities on loan of $92,918,785 (cost $436,753,510)	$570,958,569
Foreign currency, at value (cost $373,715)	387,808
Cash	408
Receivable for Fund shares sold	5,324,186
Receivable for investments sold	2,622,572
Dividends and interest receivable	311,657
Prepaid expenses	7,053
Tax reclaim receivable	340

Total assets	579,612,593

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	98,915,967
Payable for investments purchased	3,377,898
Payable for Fund shares reacquired	595,102
Management fee payable	270,075
Distribution fee payable	171,020
Accrued expenses and other liabilities	26,045
Withholding tax payable	18,128
Deferred directors’ fees	1,072

Total liabilities	103,375,307

Net Assets	$476,237,286

Net assets were comprised of:
Common stock, at par	$170,247
Paid-in capital in excess of par	347,442,191

347,612,438
Accumulated net investment loss	(6,148,685)
Accumulated net realized gain on investments and foreign currency transactions	554,375
Net unrealized appreciation on investments and foreign currencies	134,219,158

Net assets November 30, 2004	$476,237,286

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($214,449,408 ÷ 7,377,555 shares of common stock issued and outstanding)	$29.07
Maximum sales charge (5.50% of offering price)	1.69

Maximum offering price to public	$30.76

Class B
Net asset value, offering price and redemption price per share
($95,823,113 ÷ 3,675,324 shares of common stock issued and outstanding)	$26.07

Class C
Net asset value, offering price and redemption price per share
($77,949,364 ÷ 2,989,731 shares of common stock issued and outstanding)	$26.07

Class Z
Net asset value, offering price and redemption price per share
($88,015,401 ÷ 2,982,078 shares of common stock issued and outstanding)	$29.51

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	15

Statement of Operations

Six Months Ended November 30, 2004 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $131,409)	$3,056,774
Interest	235
Income from securities loaned, net	91,321

Total income	3,148,330

Expenses
Management fee	1,273,800
Distribution fee—Class A	198,340
Distribution fee—Class B	341,625
Distribution fee—Class C	248,983
Transfer agent’s fees and expenses	185,000
Custodian’s fees and expenses	94,000
Registration fees	29,000
Reports to shareholders	19,000
Legal fees and expenses	15,000
Audit fee	9,000
Directors’ fees	5,000
Miscellaneous	8,456

Total expenses	2,427,204

Net investment income	721,126

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	10,461,020
Foreign currency transactions	(63,800)

10,397,220

Net change in unrealized appreciation on:
Investments	74,572,906
Foreign currencies	10,702

74,583,608

Net gain on investments	84,980,828

Net Increase In Net Assets Resulting From Operations	$85,701,954

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment gain (loss)	$721,126	$(814,117)
Net realized gain on investment and foreign currency transactions	10,397,220	2,328,841
Net change in unrealized appreciation on investments	74,583,608	29,082,032

Net increase in net assets resulting from operations	85,701,954	30,596,756

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(553,474)	(1,292,357)
Class B	—	(487,666)
Class C	—	(155,138)
Class Z	(436,105)	(422,727)

	(989,579)	(2,357,888)

Distributions from net realized gains
Class A	(4,380,660)	(395,328)
Class B	(2,173,867)	(242,411)
Class C	(1,766,520)	(77,117)
Class Z	(1,765,716)	(114,617)

	(10,086,763)	(829,473)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	178,071,996	153,454,334
Net asset value of shares issued in reinvestment of dividends and distributions	9,550,169	2,809,565
Cost of shares reacquired	(37,668,995)	(46,322,268)

Net increase in net assets from Fund share transactions	149,953,170	109,941,631

Total increase	224,578,782	137,351,026

Net Assets
Beginning of period	251,658,504	114,307,478

End of period	$476,237,286	$251,658,504

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Natural Resources Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

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Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $1 billion and 0.70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75 of 1% for the period ending November 30, 2004.

Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and Class C shares, respectively. For the six months ended November 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $1,530,500 in front-end sales charges resulting from sales of Class A shares, during the six months ended November 30, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended November 30, 2004, it received approximately $39,200 and $7,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from June 1, 2004 through October 29, 2004, the SCA provided for a commitment of $500 million and allowed the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended November 30, 2004.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended November 30, 2004, the Fund incurred fees of approximately $155,100 for the services of PMFS. As of November 30, 2004, approximately $31,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $20,400 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $12,800 for the six months ended November 30, 2004. As of November 30, 2004 approximately $3,000 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended November 30, 2004, PIM has been compensated approximately $30,400 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, the pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended November 30, 2004, the Fund earned income by investing its excess cash and collateral received from securities lending of approximately $108,800 and $91,300 respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended November 30, 2004 were $152,333,947 and $19,112,910, respectively.

As of November 30, 2004, the Fund had securities on loan with an aggregate market value of $92,918,785. The Fund received $98,915,967 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$436,700,727	$138,151,654	$3,893,812	$134,257,842

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investment companies.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares purchased are subject to a contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million shares of $.01 par value common stock authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 125 million authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended November 30, 2004:
Shares sold	2,654,534	$70,419,534
Shares issued in reinvestment of dividends and distributions	145,652	4,219,529
Shares reacquired	(802,634)	(21,021,458)

Net increase (decrease) in shares outstanding before conversion	1,997,552	53,617,605
Shares issued upon conversion from Class B	162,484	4,023,342

Net increase (decrease) in shares outstanding	2,160,036	$57,640,947

Year ended May 31, 2004:
Shares sold	2,823,725	$64,273,813
Shares issued in reinvestment of dividends and distributions	71,767	1,471,938
Shares reacquired	(1,029,711)	(22,197,333)

Net increase (decrease) in shares outstanding before conversion	1,865,781	43,548,418
Shares issued upon conversion from Class B	408,917	8,729,867

Net increase (decrease) in shares outstanding	2,274,698	$52,278,285

Class B
Six months ended November 30, 2004:
Shares sold	1,473,344	$35,079,609
Shares issued in reinvestment of dividends and distributions	75,014	1,949,619
Shares reacquired	(201,941)	(4,804,873)

Net increase (decrease) in shares outstanding before conversion	1,346,417	32,224,355
Shares issued upon conversion into Class A	(180,717)	(4,023,342)

Net increase (decrease) in shares outstanding	1,165,700	$28,201,013

Year ended May 31, 2004:
Shares sold	1,217,278	$24,803,626
Shares issued in reinvestment of dividends and distributions	34,160	632,976
Shares reacquired	(406,856)	(7,906,850)

Net increase (decrease) in shares outstanding before conversion	844,582	17,529,752
Shares issued upon conversion into Class A	(453,572)	(8,729,867)

Net increase (decrease) in shares outstanding	391,010	$8,799,885

Class C
Six months ended November 30, 2004:
Shares sold	1,504,748	$36,007,664
Shares issued in reinvestment of dividends and distributions	52,875	1,374,216
Shares reacquired	(121,340)	(2,864,863)

Net increase (decrease) in shares outstanding	1,436,283	$34,517,017

Year ended May 31, 2004:
Shares sold	1,229,575	$25,221,290
Shares issued in reinvestment of dividends and distributions	10,526	195,053
Shares reacquired	(141,886)	(2,816,670)

Net increase (decrease) in shares outstanding	1,098,215	$22,599,673

Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended November 30, 2004:
Shares sold	1,370,154	$36,565,189
Shares issued in reinvestment of dividends and distributions	68,235	2,006,805
Shares reacquired	(340,571)	(8,977,801)

Net increase (decrease) in shares outstanding	1,097,818	$29,594,193

Year ended May 31, 2004:
Shares sold	1,715,600	$39,155,605
Shares issued in reinvestment of distributions	24,476	509,598
Shares reacquired	(614,093)	(13,401,415)

Net increase (decrease) in shares outstanding	1,125,983	$26,263,788

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Financial Highlights

NOVEMBER 30, 2004	SEMIANNUAL REPORT

Jennison Natural Resources Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended November 30, 2004
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.33

Income from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.35

Total from investment operations	6.43

Less dividends and distributions
Dividends from net investment income	(.08)
Distributions from net realized gains on investments	(.61)

Total dividends and distributions	(.69)

Net asset value, end of period	$29.07

Total Return(b):	27.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$214,449
Average net assets (000)	$158,239
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.21	%(d)
Expenses, excluding distribution and service (12b-1) fees	.96	%(d)
Net investment income (loss)	.64	%(d)
Class A, B, C and Z shares:
Portfolio turnover	6%

(a)	Calculations are made based on average month-end shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.
(d)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended May 31,
2004	2003	2002	2001	2000

$18.94	$20.64	$19.05	$15.55	$11.33

(.06)	(.09)	(.04)	.13	(.04)
4.96	(.27)	1.78	3.37	4.26

4.90	(.36)	1.74	3.50	4.22

(.39)	(.41)	(.15)	—	—
(.12)	(.93)	—	—	—

(.51)	(1.34)	(.15)	—	—

$23.33	$18.94	$20.64	$19.05	$15.55

26.24%	(.53)%	9.43%	22.51%	37.25%

$121,700	$55,747	$51,254	$41,934	$28,971
$81,712	$46,251	$37,737	$33,769	$26,574

1.41%	1.64%	1.71%	1.57%	1.53%
1.16%	1.39%	1.46%	1.32%	1.28%
(.27)%	(.51)%	(.23)%	.78%	(.27)%

6%	25%	28%	26%	22%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended November 30, 2004
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.99

Income from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.70

Total from investment operations	5.69

Less dividends and distributions
Dividends from net investment income	—
Distributions from net realized gains on investments	(.61)

Total dividends and distributions	(.61)

Net asset value, end of period	$26.07

Total Return(b):	27.13%
Ratios/Supplemental Data:
Net assets, end of period (000)	$95,823
Average net assets (000)	$68,138
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.96	%(c)
Expenses, excluding distribution and service (12b-1) fees	.96	%(c)
Net investment loss	(.11	)%(c)

(a)	Calculations are made based on average month-end shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended May 31,
2004	2003	2002	2001	2000

$17.09	$18.76	$17.33	$14.24	$10.46

(.20)	(.20)	(.14)	(.02)	(.13)
4.46	(.26)	1.61	3.11	3.91

4.26	(.46)	1.47	3.09	3.78

(.24)	(.28)	(.04)	—	—
(.12)	(.93)	—	—	—

(.36)	(1.21)	(.04)	—	—

$20.99	$17.09	$18.76	$17.33	$14.24

25.28%	(1.31)%	8.57%	21.70%	36.14%

$52,684	$36,197	$40,002	$42,288	$46,230
$40,985	$33,154	$32,040	$39,793	$45,728

2.16%	2.39%	2.46%	2.32%	2.28%
1.16%	1.39%	1.46%	1.32%	1.28%
(1.03)%	(1.27)%	(.95)%	(.16)%	(1.04)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended November 30, 2004
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.99

Income from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.70

Total from investment operations	5.69

Less dividends and distributions
Dividends from net investment income	—
Distributions from net realized gains on investments	(.61)

Total dividends and distributions	(.61)

Net asset value, end of period	$26.07

Total Return(b):	27.13
Ratios/Supplemental Data:
Net assets, end of period (000)	$77,949
Average net assets (000)	$49,661
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.96	%(c)
Expenses, excluding distribution and service (12b-1) fees	.96	%(c)
Net investment income (loss)	(.13	)%(c)

(a)	Calculations are made based on average month-end shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended May 31,
2004	2003	2002	2001	2000

$17.09	$18.76	$17.33	$14.24	$10.46

(.20)	(.19)	(.14)	.01	(.13)
4.46	(.27)	1.61	3.08	3.91

4.26	(.46)	1.47	3.09	3.78

(.24)	(.28)	(.04)	—	—
(.12)	(.93)	—	—	—

(.36)	(1.21)	(.04)	—	—

$20.99	$17.09	$18.76	$17.33	$14.24

25.28%	(1.31)%	8.57%	21.70%	36.14%

$32,612	$7,778	$5,278	$4,277	$2,078
$16,347	$5,585	$3,771	$2,923	$1,851

2.16%	2.39%	2.46%	2.32%	2.28%
1.16%	1.39%	1.46%	1.32%	1.28%
(1.00)%	(1.23)%	(.93)%	.05%	(1.04)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended November 30, 2004
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.70

Income from investment operations:
Net investment income (loss)	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.45

Total from investment operations	6.57

Less dividends and distributions
Dividends from net investment income	(.15)
Distributions from net realized gains on investments	(.61)

Total dividends and distributions	(.76)

Net asset value, end of period	$29.51

Total Return(b):	27.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$88,015
Average net assets (000)	$62,715
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.96	%(d)
Expenses, excluding distribution and service (12b-1) fees	.96	%(d)
Net investment income (loss)	.90	%(d)

(a)	Calculations are made based on average month-end shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended May 31,
2004	2003	2002	2001	2000

$19.24	$20.93	$19.32	$15.71	$11.42

— (c)	(.04)	— (c)	.20	— (c)
5.02	(.27)	1.80	3.41	4.29

5.02	(.31)	1.80	3.61	4.29

(.44)	(.45)	(.19)	—	—
(.12)	(.93)	—	—	—

(.56)	(1.38)	(.19)	—	—

$23.70	$19.24	$20.93	$19.32	$15.71

26.49%	(.24)%	9.69%	22.98%	37.57%

$44,663	$14,586	$10,728	$8,319	$3,467
$25,894	$10,707	$6,272	$5,053	$2,552

1.16%	1.39%	1.46%	1.32%	1.28%
1.16%	1.39%	1.46%	1.32%	1.28%
(.02)%	(.22)%	(.01)%	1.22%	0%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer and Secretary • Deborah A. Docs, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171
‘
TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PNRZX
CUSIP	476293105	476293204	476293303	476293402

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Natural Resources Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Natural Resources Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PNRZX
CUSIP	476293105	476293204	476293303	476293402

MF135E2        IFS-A099751        Ed. 01/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Directors adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Directors is responsible for nominating directors and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Director Nominees. The Nominating and Governance Committee is responsible for considering nominees for directors at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at

Jennison Natural Resources Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Directors

Shareholders of the Funds can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Natural Resources Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that director at Jennison Natural Resources Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual directors are not screened before being delivered to the addressee.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Assistant Secretary

Date January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 27, 2005

*	Print the name and title of each signing officer under his or her signature.